SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET (Details) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Mar. 14, 2022
Condensed Financial Statements, Captions [Line Items]
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 1	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000
Common stock, shares issued	11,892,744	8,630,000	6,400,000	6,400,000	50,000,000		5,700,000
Common stock, shares outstanding	11,892,744	7,780,000	6,400,000	6,400,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value per share		$ 0.001	$ 0.001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		8,630,000	6,400,000
Common stock, shares outstanding		8,630,000	6,400,000